CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net income	¥ 2,586,106	¥ 1,926,985	¥ 2,434,211
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,734,033	1,610,950	1,625,837
Provision for doubtful accounts and credit losses	76,069	98,666	159,265
Pension and severance costs, less payments	4,286	23,253	8,833
Losses on disposal of fixed assets	35,289	30,673	33,329
Unrealized losses on available-for-sale securities, net	846	7,073	9,272
Deferred income taxes	(237,961)	(53,299)	32,889
Equity in earnings of affiliated companies	(470,083)	(362,060)	(329,099)
Changes in operating assets and liabilities, and other
Increase in accounts and notes receivable	(105,435)	(264,784)	(25,180)
Increase in inventories	(171,148)	(246,326)	(68,912)
Increase in other current assets	(162,582)	(152,116)	(200,669)
Increase in accounts payable	46,648	145,957	120,381
Increase (decrease) in accrued income taxes	238,753	(121,032)	(5,516)
Increase in other current liabilities	211,452	480,094	368,923
Other	423,736	290,203	297,293
Net cash provided by operating activities	4,210,009	3,414,237	4,460,857
Cash flows from investing activities
Additions to finance receivables	(15,058,516)	(13,636,694)	(13,549,278)
Collection of finance receivables	14,013,204	12,885,944	13,067,700
Proceeds from sales of finance receivables	33,108	42,037	48,154
Additions to fixed assets excluding equipment leased to others	(1,291,117)	(1,223,878)	(1,282,545)
Additions to equipment leased to others	(2,307,590)	(2,317,559)	(2,776,671)
Proceeds from sales of fixed assets excluding equipment leased to others	71,820	41,238	42,147
Proceeds from sales of equipment leased to others	1,211,272	1,238,278	1,111,727
Purchases of marketable securities and security investments	(3,052,916)	(2,517,008)	(2,197,477)
Proceeds from sales of marketable securities and security investments	275,574	260,039	108,708
Proceeds upon maturity of marketable securities and security investments	2,247,964	1,641,502	3,307,107
Payment for additional investments in affiliated companies, net of cash acquired	(576)	44,274	628
Changes in investments and other assets, and other	197,681	571,888	(1,062,744)
Net cash used in investing activities	(3,660,092)	(2,969,939)	(3,182,544)
Cash flows from financing activities
Proceeds from issuance of long-term debt	4,793,939	4,603,446	4,845,872
Payments of long-term debt	(4,452,338)	(3,845,554)	(4,176,202)
Increase (decrease) in short-term borrowings	347,738	273,037	(10,903)
Proceeds from issuance of class shares			474,917
Dividends paid to Toyota Motor Corporation class shareholders	(6,194)	(3,697)	(1,225)
Dividends paid to Toyota Motor Corporation common shareholders	(620,698)	(634,475)	(704,728)
Dividends paid to noncontrolling interests	(63,764)	(63,936)	(73,129)
Reissuance (repurchase) of treasury stock, and other	(447,818)	(703,986)	(778,173)
Net cash used in financing activities	(449,135)	(375,165)	(423,571)
Effect of exchange rate changes on cash and cash equivalents	(43,588)	(13,486)	(199,871)
Net increase in cash and cash equivalents	57,194	55,647	654,871
Cash and cash equivalents at beginning of year	2,995,075	2,939,428	2,284,557
Cash and cash equivalents at end of year	¥ 3,052,269	¥ 2,995,075	¥ 2,939,428